Income Taxes - Non-Capital Losses (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Major components of tax expense (income) [abstract]
2038 to 2040	$ 31,430
2041 to 2042	12,220
2043 to 2045	43,467
Total	$ 87,117